Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Wages and salaries	€ 13,885	€ 12,772	€ 10,769
Employee stock option plan	671	604	386
Social security contributions	2,710	2,527	2,197
Total employee benefits expense	17,266	15,903	13,352
MetallRente	66	61	62
German state plan
Personnel expense
Mandatory employer's contribution	€ 889	€ 849	€ 710